Provisions - Employee obligations - North America plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 76,956
Service cost	684
Borrowing costs	1,548
Actuarial differences	(4,261)
Benefits paid	(2,882)
Exchange differences	93
Expenses	(119)
Plan amendments	(38,101)
Obligations at end of year	$ 33,918	$ 76,956
Disclosure of fair value of plan assets [abstract]
Cash		33.00%
Equity	27.00%	10.00%
Fixed Income Securities	14.00%	32.00%
Assets held by insurance company	59.00%	25.00%
Total	100.00%	100.00%
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 58,348
Fair value of plan assets at the end of the year	22,431	$ 58,348
North America | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	67,324
Obligations at end of year	25,349	67,324
North America | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	9,632
Obligations at end of year	8,569	9,632
USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	39,214
Obligations at end of year		39,214
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	36,011
Fair value of plan assets at the end of the year	14	36,011
CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	28,110
Obligations at end of year	25,349	28,110
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	22,337
Fair value of plan assets at the end of the year	22,417	22,337
CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	9,632
Obligations at end of year	8,569	9,632
Present value of defined benefit obligation [member] | USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	39,214
Service cost	151
Borrowing costs	566
Actuarial differences	(18)
Benefits paid	(1,693)
Expenses	(119)
Plan amendments	(38,101)
Obligations at end of year		39,214
Present value of defined benefit obligation [member] | CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	28,110
Service cost	162
Borrowing costs	720
Actuarial differences	(2,688)
Benefits paid	(1,020)
Exchange differences	65
Obligations at end of year	25,349	28,110
Present value of defined benefit obligation [member] | CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	9,632
Service cost	371
Borrowing costs	262
Actuarial differences	(1,555)
Benefits paid	(169)
Exchange differences	28
Obligations at end of year	8,569	9,632
Plan assets [member] | North America
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	58,348
Interest income on assets	1,096
Benefits paid	(2,713)
Actuarial return (loss) on plan assets	(657)
Exchange Differences	57
Other	556
Plan Settlement	(34,256)
Fair value of plan assets at the end of the year	22,431	58,348
Plan assets [member] | USA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	36,011
Interest income on assets	514
Benefits paid	(1,693)
Actuarial return (loss) on plan assets	(610)
Other	48
Plan Settlement	(34,256)
Fair value of plan assets at the end of the year	14	36,011
Plan assets [member] | CANADA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	22,337
Interest income on assets	582
Benefits paid	(1,020)
Actuarial return (loss) on plan assets	(47)
Exchange Differences	57
Other	508
Fair value of plan assets at the end of the year	$ 22,417	$ 22,337